Leases - Disclosure of Changes in Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	$ 40.6	[1]	$ 33.7
Additions during the year	37.9		22.8
Incentive of right-of-use asset	(8.4)		0.0
Adjustment to initial recognition of right of use asset	1.2		(1.0)
Depreciation charged to income statement	(10.7)		(9.7)
Impairment of right of use asset	(0.7)		(5.2)
Right-of-use assets at end of period	$ 59.9		$ 40.6	[1]

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information